DERIVATIVE LIABILITY (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
DERIVATIVE LIABILITY.
Issuance of derivative liability	$ 263,727
Decrease in fair value	$ (33,348)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gain (Loss) on Derivatives
Ending balance	$ 230,379
Fair value, net derivative asset (liability) transfers, amount	0
Fair value, net derivative asset (liability), level 1 to 2 transfers, amount	0
Fair value, net derivative asset (liability), level 2 to 1 transfers, amount	$ 0